FINANCE INCOME / EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Interest gain	$ 958	$ 407	$ 479
Gain arising from financial assets measured at fair value through PL	4,977	3,869	923
Gain arising from financial assets measured at fair value through OCI	72	258	240
Gain arising from financial assets measured at amortised cost	120	0	0
Foreign exchange gain	7,516	6,884	6,314
Subtotal	13,643	11,418	7,956
Finance expense
Interest expense on borrowings	(1,226)	(152)	(95)
Interest expense on lease liabilities	(3,464)	0	0
Loss arising from financial assets measured at fair value through PL	(3,770)	(1,106)	(620)
Loss arising from financial assets measured at amortised cost	(21)	0	0
Foreign exchange loss	(16,357)	(14,321)	(9,043)
Other interest	(419)	(525)	(788)
Other	(1,544)	(864)	(490)
Subtotal	(26,801)	(16,968)	(11,036)
Finance expense, net	(13,158)	(5,550)	(3,080)
- Net change in fair value on financial assets measured at FVOCI	$ 373	$ 12	$ 27